Severance Pay (Details) - Summary of amounts accrued and the portions funded, with severance pay funds and by the insurance policies - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of amounts accrued and the portions funded, with severance pay funds and by the insurance policies [Abstract]
Accrued severance pay	$ 1,865	$ 1,775
Less - amounts funded (presented in “investment and other non-current assets”)	(1,823)	(1,725)
Unfunded balance	$ 42	$ 50